Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		9/1/2017
	Collection Period Ending Date		9/30/2017
	Collection Period		28
	Payment Date		10/16/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.349328	$96,868,723.64	$11,318,559.38	$85,550,164.26
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$197,368,723.64	$11,318,559.38	$186,050,164.26
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$201,118,723.64	$11,318,559.38	$189,800,164.26
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$96,868,723.64	$100,097.68
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$197,368,723.64	$250,411.01
	2. AVAILABLE FUNDS
(20)	Interest Collections		$808,161.85
(21)	Principal Collections		$7,761,168.19
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$3,390,391.42
(24)	Liquidation Proceeds		$44,768.21
(25)	Recoveries		$34,981.26
(26)	Investment Earnings		$—
(27)	Total Collections		$12,039,470.93
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$12,039,470.93
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$167,598.94	$167,598.94	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$100,097.68	$100,097.68	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$68,559.38	$68,559.38	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$302,901.60	$302,901.60	$—
			$12,039,470.93	$12,039,470.93
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$68,559.38
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$11,318,559.38
	4. POOL INFORMATION
(53)	Pool Balance		$189,800,164
(54)	Number of Receivables Outstanding		23,790
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		30.01
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateralization Amount		$5,625,000.00
(59)	Target Over Collateralization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$122,189.76	32	$3,818.43
(72)	Recoveries for Collection Period		$34,981.26	73	$479.20
(73)	Net Losses/(Recoveries) for Collection Period		87,208.50
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,043,480.27
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.53913%

		9/30/2017	8/31/2017	7/31/2017	6/30/2017
(77)	Pool Balance at end of collection period	$189,800,164	$201,118,724	$213,981,169	$227,167,533
(78)	Number of receivables outstanding	23,790	24,607	25,577	26,479
(79)	Average month end Pool Balance	$195,459,444	$207,549,947	$220,574,351	$234,254,694
(80)	Realized Losses for Collection Period	$122,190	$147,064	$164,660	$145,613
(81)	Recoveries for Collection Period	$34,981	$69,099	$31,262	$82,240
(82)	Net Losses/(Recoveries) for Collection Period	$87,209	$77,965	$133,397	$63,372
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.750%	0.850%	0.896%	0.746%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.535%	0.451%	0.726%	0.325%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.506%

		9/30/2017	8/31/2017	7/31/2017	6/30/2017
(86)	Receivables 31-59 Days Delinquent	$2,040,119.99	$2,504,729.56	$2,527,569.96	$2,061,377.67
(87)	$ As % of Ending Pool Balance	1.075%	1.245%	1.181%	0.907%
(88)	# of Receivables	235	255	256	215
(89)	# As % of Ending Pool # of Receivables	0.988%	1.036%	1.001%	0.812%
(90)	Receivables 60-89 Days Delinquent	$671,894.05	$436,151.65	$484,292.32	$535,152.10
(91)	$ As % of Ending Pool Balance	0.354%	0.217%	0.226%	0.236%
(92)	# of Receivables	70	56	60	54
(93)	# As % of Ending Pool # of Receivables	0.294%	0.228%	0.235%	0.204%
(94)	Receivables 90 - 119 Days Delinquent	$184,976.66	$244,957.93	$243,946.50	$204,169.60
(95)	$ As % of Ending Pool Balance	0.097%	0.122%	0.114%	0.090%
(96)	# of Receivables	28	35	28	27
(97)	# As % of Ending Pool # of Receivables	0.118%	0.142%	0.109%	0.102%
(98)	Receivables 120+ Days Delinquent	$145,631.39	$75,708.24	$38,300.00	$63,510.58
(99)	$ As % of Ending Pool Balance	0.077%	0.038%	0.018%	0.028%
(100)	# of Receivables	20	11	5	6
(101)	# As % of Ending Pool # of Receivables	0.084%	0.045%	0.020%	0.023%
(102)	Total Delinquencies	$3,042,622.09	$3,261,547.38	$3,294,108.78	$2,864,209.95
(103)	$ As % of Ending Pool Balance	1.603%	1.622%	1.539%	1.261%
(104)	# of Receivables	353	357	349	302
(105)	# As % of Ending Pool # of Receivables	1.484%	1.451%	1.365%	1.141%
(106)	Total Repossession	$185,385.87	$158,905.11	$208,640.71	$234,013.51
(107)	# of Receivables	24	20	18	21

Name: Andy Ohler
Title: Vice President, Auto Finance
October 11, 2017